Auditors' remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 15.1	$ 14.0	$ 13.1
Fees for other services provided to HSBC	114.6	97.1	85.1
– audit of HSBC’s subsidiaries	69.7	51.7	48.9
– audit-related assurance services	22.5	20.6	16.6
– taxation compliance services	1.2	1.9	1.0
– taxation advisory services	0.0	0.4	0.9
– other assurance services	3.9	4.5	2.8
– other non-audit services	17.3	18.0	14.9
Year ended 31 Dec	$ 129.7	$ 111.1	$ 98.2